UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place,

Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place,

Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

Date of Fiscal Year End January 31

Date of Reporting Period April 30, 2012

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance

High Yield Municipal Income Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 111.5%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.3%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,000	$7,043,400
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	1,150	1,155,106
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	900	567,180
Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	340	328,739

		$9,094,425

Education — 5.9%
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	$800	$319,992
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	12,625	15,197,218
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,000	11,195,600
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,935	2,208,241
University of Washington, 5.00%, 7/1/33	10	11,528
University of Washington, 5.00%, 7/1/33(2)	9,880	11,389,763

		$40,322,342

Electric Utilities — 2.2%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,715	$1,729,303
Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	3,570	537,999
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,920	6,790,477
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,420	2,522,680
Puerto Rico Electric Power Authority, 5.00%, 7/1/42(3)	3,250	3,253,640

		$14,834,099

Escrowed/Prerefunded — 0.4%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,706,445

		$2,706,445

General Obligations — 6.9%
California, 5.50%, 3/1/40	$1,315	$1,461,912
Louisiana, 4.00%, 8/1/30(2)	5,200	5,493,332
Louisiana, 4.00%, 8/1/31(2)	5,200	5,465,668
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	6,480	7,208,287
Washington, 4.00%, 7/1/26	3,375	3,678,075
Washington, 4.00%, 7/1/27	3,545	3,834,201
Washington, 4.00%, 7/1/28	3,500	3,752,315
Washington, 5.25%, 2/1/36(2)	10,000	11,467,300
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32(4)	3,855	4,474,923

		$46,836,013

1

Security	Principal Amount (000’s omitted)	Value
Health Care-Miscellaneous — 1.4%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,940	$1,684,618
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(5)	593	593,817
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(5)	552	552,730
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(5)	464	464,895
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(5)	87	87,194
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(5)	198	198,166
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(5)	547	548,929
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(5)	230	230,488
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(5)	460	459,933
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(5)	138	138,293
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(5)	306	306,179
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(5)	253	253,231
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,220	4,021,576

		$9,540,049

Hospital — 15.6%
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,780	$10,418,341
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,300	8,271,365
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,630	1,656,276
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	905	908,122
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	875	875,114
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,555	6,900,055
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	8,034,682
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,696,414
Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	12,870	3,105,402
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,304,767
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,321,033
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,500	4,610,925
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	7,470	8,136,324
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,375,722
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,105,500
Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,560	2,560,026

2

Security	Principal Amount (000’s omitted)	Value
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	$3,065	$3,330,460
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,735	5,867,192
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	14,660	14,770,536
Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,800	2,822,148
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,650	5,872,497

		$105,942,901

Housing — 2.7%
Charter Mac Equity Trust, TN, 6.00%, 5/15/19(5)	$4,000	$4,601,040
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,550	1,551,085
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	410	410,016
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,755	2,755,799
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,215	1,172,268
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	2,000	1,199,840
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(1)	860	515,837
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	4,265	4,512,882
Virginia Housing Development Authority, (AMT), 23.418%, 10/1/35(5)(6)(7)	1,300	1,600,495

		$18,319,262

Industrial Development Revenue — 11.9%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,815	$1,600,013
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,535	2,612,926
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	45	43,157
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	695	666,540
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	9,770,009
Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,150	2,192,807
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,375,609
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	7,031,321
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	1,300	1,317,420
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,440	2,439,707
Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	3,250	3,525,665
Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,500	7,777,875
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,175	2,196,511
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,440	2,240,408
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	505	496,536
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,095	10,119,531
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,000	3,007,290
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	635	681,031
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,868,813

3

Security	Principal Amount (000’s omitted)	Value
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$8,200	$7,452,980
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,538,832
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	3,250	3,373,597

		$81,328,578

Insured-Electric Utilities — 2.0%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	$5,510	$5,625,820
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	7,810	8,216,276

		$13,842,096

Insured-General Obligations — 0.9%
Clark County, NV, (AMBAC), 2.50%, 11/1/36	$7,765	$5,971,751

		$5,971,751

Insured-Other Revenue — 3.2%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$10,510	$4,288,711
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	10,000	3,607,300
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,700	3,256,534
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	220	203,225
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	695	695,236
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	3,215	3,153,561
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	150	146,322
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	5,650	6,645,417

		$21,996,306

Insured-Special Tax Revenue — 2.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$11,386,270
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	30,000	5,157,600
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,505	983,751

		$17,527,621

Insured-Student Loan — 2.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$7,070	$7,786,262
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	9,455	9,486,012

		$17,272,274

Insured-Transportation — 7.2%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$15,000	$4,140,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	5,086,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	1,359,527
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,335	635,984
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	9,851,200
San Joaquin Hills, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	20,335	5,580,331
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,701,694
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	19,910	10,900,526
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	10,000	3,830,800

		$49,086,662

Lease Revenue/Certificates of Participation — 3.9%
Greenville County, SC, School District, 5.00%, 12/1/24(2)	$21,000	$23,695,140

4

Security	Principal Amount (000’s omitted)	Value
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,765	$3,125,971

		$26,821,111

Nursing Home — 0.7%
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,095	$2,097,996
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	1,010	814,545
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,445	2,067,223

		$4,979,764

Other Revenue — 12.1%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,150	$1,276,236
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,290	1,430,249
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	700	780,290
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	6,355	5,299,562
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	45,000	3,248,550
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	81,635	2,335,577
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(5)	6,000	5,029,080
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	7,200	7,842,528
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(5)	14,000	9,098,740
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	145	144,239
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	840	797,941
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(5)	1,569	1,230,896
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,135	3,185,003
Seminole Tribe, FL, 5.25%, 10/1/27(5)	9,000	9,005,850
Seminole Tribe, FL, 5.50%, 10/1/24(5)	6,135	6,371,627
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	4,295	5,086,139
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	16,200	12,848,382
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	8,955	7,435,605

		$82,446,494

Senior Living/Life Care — 7.0%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	$1,575	$1,561,912
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	5,520,780
Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(1)	3,000	1,582,410
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	4,150	3,906,146
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,710	2,746,314
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	6,748,434
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	7,000	6,564,180
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,600	2,592,772
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,365	1,343,174
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	1,085	965,607
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	1,560	1,278,498
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41	7,315	730,768
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(1)	3,475	347,152
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	526,136

5

Security	Principal Amount (000’s omitted)	Value
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	$1,225	$1,239,822
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,417,194
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	459,504
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,320	1,357,264
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,581,575

		$47,469,642

Solid Waste — 0.8%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,610	$5,616,059

		$5,616,059

Special Tax Revenue — 9.0%
Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,260	$1,141,232
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	147	113,187
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,250	4,811,875
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,230	2,823,375
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	1,210	1,348,182
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	1,165	1,293,243
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	1,240	1,372,432
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(2)	19,980	25,529,845
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	550	352,605
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	1,390	567,051
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	835	719,753
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	501,454
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	1,005	10
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	5,000	5,921,700
Poinciana West, FL, Community Development District, 6.00%, 5/1/37	2,230	2,133,642
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, (0.00% until 11/1/13), 5/1/36	3,455	1,751,685
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,055	2,329,804
Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	1,025	640,728
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	1,383	1,145,304
Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(1)	3,650	1,058,829
University Square, FL, Community Development District, 5.875%, 5/1/38	1,845	1,855,701
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	4,044,910

		$61,456,547

Student Loan — 0.8%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	$4,800	$5,092,512

		$5,092,512

6

Security	Principal Amount (000’s omitted)	Value
Transportation — 10.5%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$565	$623,732
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	4,430	4,719,412
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,283,060
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	7,727,863
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,240	5,477,477
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	517,910
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,018,035
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	2,815	3,016,526
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	2,790	2,969,788
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	10,000	10,099,400
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	4,980	5,204,498
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	5,025	5,712,269
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	9,990	11,510,478
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,270,281
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,926,157
Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,098,469
Walker Field, Public Airport Authority, CO, 5.00%, 12/1/22	1,040	1,091,033

		$71,266,388

Total Tax-Exempt Municipal Securities — 111.5% (identified cost $748,338,256)		$759,769,341

7

Taxable Municipal Securities — 1.2%
Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.2%
California, 7.95%, 3/1/36(8)	$6,790	$8,105,970

Total Taxable Municipal Securities — 1.2% (identified cost $8,039,164)		$8,105,970

Total Investments — 112.7% (identified cost $756,377,420)		$767,875,311

Other Assets, Less Liabilities — (12.7)%		$(86,702,145)

Net Assets — 100.0%		$681,173,166

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2012, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Texas	13.1%
New York	12.2%
Massachusetts	10.6%
Others, representing less than 10% individually	76.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2012, 16.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 5.5% of total investments.

8

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $48,207,188 or 7.1% of the Fund’s net assets.

(6)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at April 30, 2012.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at April 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	325 U.S. 10-Year Treasury Note	Short	$(42,361,124)	$(42,991,406)	$(630,282)
6/12	268 U.S. 30-Year Treasury Bond	Short	(37,739,371)	(38,290,500)	(551,129)

					$(1,181,411)

At April 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,181,411.

9

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$666,030,254

Gross unrealized appreciation	$44,986,089
Gross unrealized depreciation	(38,308,032)

Net unrealized appreciation	$6,678,057

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$759,769,341	$—	$759,769,341
Taxable Municipal Securities	—	8,105,970	—	8,105,970
Total Investments	$—	$767,875,311	$—	$767,875,311

Liability Description
Futures Contracts	$(1,181,411)	$—	$—	$(1,181,411)
Total	$(1,181,411)	$—	$—	$(1,181,411)

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 81.3%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Education — 9.3%
Chaska, MN, Independent School District No. 112, 2.00%, 2/1/17(1)	$2,835	$2,975,956
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), Series F, 5.00%, 7/1/18	85	99,164
Florida Board of Education, Lottery Revenue, 4.00%, 7/1/14	15,530	16,680,307
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	19,425	23,486,573
Florida Board of Governors, (University of Central Florida), 5.00%, 7/1/20	100	119,385
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 5/15/19	3,000	3,660,390
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,657,632
Seminole County, FL, School Board, 5.00%, 7/1/20	1,710	2,045,690
Texas Tech University, 3.00%, 8/15/16	500	546,935
University of Arkansas, 4.00%, 12/1/14	810	882,009
University of Arkansas, 4.00%, 12/1/15	670	748,316
University of Iowa Facilities Corp. (Medical Education & Biomedical Research Facility), 3.75%, 6/1/17	1,005	1,125,007
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,120	3,277,404
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	400	427,824
University of Maryland, Auxiliary Facility & Tuition Revenue, 5.00%, 4/1/17	2,120	2,543,894
University of North Carolina System, 5.00%, 5/1/18	1,365	1,648,019
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20(1)	1,000	1,203,200
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/21(1)	960	1,160,746
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/14(1)	5,340	5,775,050
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,203,239
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 9/1/20	12,445	15,618,600
Virginia Public School Authority, 4.00%, 7/15/13	245	256,209
Virginia Public School Authority, 5.00%, 1/15/19	2,000	2,463,760
Wisconsin School Districts Cash Flow Administration Program, 1.00%, 10/15/12	5,175	5,191,974

		$97,797,283

Electric Utilities — 3.1%
California Department of Water Resources, Power Supply Revenue, 4.00%, 5/1/16	$250	$281,653
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	735	802,252
Energy Northwest, WA, (Bonneville Power Administration), 5.00%, 7/1/17	5,000	6,005,100
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	7,500	9,277,875
Omaha, NE, Public Power District, 3.00%, 2/1/16	950	1,031,443
Salt River, AZ, Agricultural Improvements and Power District, 2.00%, 12/1/12	14,250	14,403,045
Salt River, AZ, Agricultural Improvements and Power District, 3.00%, 12/1/16	465	511,328

		$32,312,696

Escrowed/Prerefunded — 2.0%
Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$350	$351,834
Massachusetts, Prerefunded to 8/1/13, 5.25%, 8/1/20	130	137,952
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	870	966,935
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	925,763

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$1,000	$1,073,600
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	20	20,452
Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/14, 5.00%, 8/1/29	700	773,157
Metropolitan Government of Nashville & Davidson County, TN, Escrowed to Maturity, 5.00%, 2/1/13	1,500	1,554,030
New York, NY, Transitional Finance Authority, Prerefunded to 8/1/13, 5.00%, 8/1/21	3,830	4,057,808
North Carolina, Prerefunded to 3/1/15, 5.25%, 3/1/23	830	943,453
Ohio Water Development Authority, Pollution Control Revenue, Prerefunded to 6/1/14, 5.00%, 6/1/17	785	859,630
Orange County, NC, Prerefunded to 2/1/14, 4.25%, 2/1/20	1,420	1,518,179
Palmdale, CA, Community Redevelopment Agency, Escrowed to Maturity, 8.00%, 3/1/16	1,000	1,276,610
San Benito, TX, Consolidated Independent School District, Prerefunded to 2/15/14, 5.00%, 2/15/20	1,095	1,186,783
Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/12, 6.00%, 6/1/37	5,000	5,024,900

		$20,671,086

General Obligations — 41.5%
Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$340	$360,097
Alexandria, VA, 4.25%, 6/15/18	5,190	6,181,498
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/15	720	756,756
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 7/1/15	695	735,567
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/16	1,020	1,083,250
Atlantic County, NJ, 2.50%, 10/1/14	730	763,441
Beaumont, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/14	420	432,541
Beaumont, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/15	740	791,815
Bergen County, NJ, 3.25%, 11/1/16	2,395	2,657,923
Bexar County, TX, 5.00%, 6/15/17	1,050	1,260,294
Brown County, WI, 4.00%, 11/1/21	620	719,721
Cary, NC, 5.00%, 6/1/18	195	240,696
Chesterfield County, VA, 5.00%, 1/1/19	5,000	6,219,650
Chesterfield County, VA, 5.00%, 1/1/20	6,755	8,514,677
Clark County, NV, 5.00%, 11/1/17	2,500	2,980,900
Clark County, WA, 5.00%, 12/1/18	685	839,050
Clark County, WA, 5.00%, 12/1/20	900	1,122,237
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,170,400
Columbus, OH, 2.00%, 6/1/12	1,500	1,502,385
Comal County, TX, 4.00%, 2/1/18	2,200	2,519,374
Concord, MA, 2.00%, 5/15/14	820	846,634
Dallas, TX, Independent School District, 4.00%, 2/15/13	1,500	1,545,060
Dallas, TX, Independent School District, 5.50%, 2/15/18	240	298,404
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	133,595
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	464,020
Del Mar College District, TX, 4.00%, 8/15/16	1,000	1,138,500
Denton, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15(1)	825	803,864
Duluth, MN, 4.00%, 2/1/13	370	380,101
Eugene, OR, 3.00%, 6/1/18	1,380	1,528,695
Fitchburg, MA, 4.00%, 12/1/16	570	643,889
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	1,350	1,619,568
Fort Worth, TX, Independent School District, 5.00%, 2/15/14	500	541,800
Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,535	3,127,759
Frisco, TX, 4.00%, 2/15/19	155	179,594
Garland, TX, Independent School District, 0.00%, 2/15/15	3,000	2,946,630

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Garland, TX, Independent School District, 0.00%, 2/15/16	$1,525	$1,478,305
Garland, TX, Independent School District, 0.00%, 2/15/19	1,175	1,048,159
Garland, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/20	11,160	13,916,966
Georgia, 4.00%, 1/1/17	885	1,016,954
Georgia, 5.00%, 7/1/14	1,575	1,733,681
Georgia, 5.00%, 5/1/15	315	357,752
Georgia, 5.00%, 7/1/18	3,300	4,081,110
Georgia, 5.00%, 12/1/18	10,245	12,788,424
Georgia, 5.50%, 7/1/12	2,000	2,018,100
Georgia, 5.50%, 7/1/14	3,150	3,501,382
Georgia, 5.75%, 9/1/13	4,850	5,207,251
Georgia, 5.75%, 8/1/14	500	560,495
Gloucester County, NJ, 2.00%, 9/15/17	280	293,821
Guilford County, NC, Series A, 5.00%, 3/1/19	4,000	4,992,320
Guilford County, NC, Series A, 5.00%, 8/1/19	1,265	1,591,218
Guilford County, NC, Series C, 5.00%, 4/1/18	1,160	1,426,266
Guilford County, NC, Series D, 5.00%, 8/1/19	10,190	12,817,797
Harris County, TX, Prerefunded to 10/1/18, 5.75%, 10/1/23	770	985,831
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	5,198,812
Henrico County, VA, 5.00%, 8/1/18	3,225	3,995,936
Hunterdon, NJ, Central Regional High School District, 4.00%, 9/15/19	520	597,007
Irving, TX, Independent School District, 4.00%, 2/15/17	420	481,261
Jackson County, GA, School District, 5.00%, 3/1/19(1)	5,000	6,093,700
Kenston Local School District, OH, 4.00%, 12/1/14	765	830,736
Kenston Local School District, OH, 5.00%, 12/1/15	665	762,416
King County, WA, 4.00%, 12/1/19	1,500	1,768,635
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/20	1,005	1,179,971
Larimer Weld & Boulder County, CO, School District R-2J Thompson, 5.00%, 12/15/20	6,425	8,038,446
Las Cruces, NM, School District No. 2, 4.00%, 8/1/15	1,000	1,105,700
Lewisville, TX, Independent School District, 0.00%, 8/15/13	1,615	1,607,474
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,668,767
Lexington, MA, 5.00%, 2/15/14	1,095	1,187,363
Lone Star College System, TX, 5.00%, 8/15/17	2,300	2,772,190
Loudoun County, VA, 5.00%, 12/1/18	1,000	1,245,380
Lower Merion School District, PA, 3.00%, 5/15/14	4,690	4,943,401
Lubbock, TX, 3.00%, 2/15/17	2,195	2,399,442
Lubbock, TX, Independent School District, 4.00%, 2/15/15	1,000	1,097,720
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,943,522
Maryland, 4.00%, 8/15/21	10,000	11,985,100
Maryland, 5.00%, 3/1/13	60	62,419
Maryland, 5.00%, 11/1/17	5,415	6,616,697
Maryland, 5.00%, 8/1/18	17,110	21,200,145
Maryland, 5.00%, 3/1/19	5,465	6,820,757
Maryland, 5.00%, 11/1/19	7,925	10,013,396
Massachusetts, 4.00%, 1/1/15	500	547,255
Massachusetts, 5.00%, 8/1/17	2,500	3,014,425
Mecklenburg County, NC, 4.00%, 12/1/19	1,900	2,267,460
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,623,215
Medina County, District Library, OH, 5.00%, 12/1/21	1,000	1,225,420
Middlesex County, NJ, 2.00%, 6/1/14	3,510	3,627,515
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,495,006
Midland, TX, College District, 0.00%, 2/15/16(1)	845	809,780
Minnesota, 4.00%, 8/1/15	1,000	1,112,810
Minnesota, 4.00%, 8/1/16	1,750	1,993,513
Minnesota, 4.00%, 8/1/19	3,000	3,557,250

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Minnesota, 5.00%, 8/1/17	$2,375	$2,880,661
Minnesota, 5.00%, 6/1/18	1,000	1,231,680
Minnesota, 5.00%, 8/1/18	90	111,268
Minnesota, 5.00%, 12/1/18	7,500	9,340,350
Missouri, (Water Pollution Control), 5.00%, 10/1/13	1,000	1,067,700
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,255,932
Monmouth County, NJ, 4.25%, 9/15/12	145	147,208
Montclair, NJ, 2.00%, 3/1/14	1,205	1,230,293
Montclair, NJ, 3.00%, 3/1/15	1,285	1,355,893
Montclair, NJ, 3.00%, 3/1/16	1,365	1,449,807
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/14	800	831,336
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	881,067
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	924,053
Morris County, NJ, 5.00%, 2/15/17	1,650	1,973,235
Morris County, NJ, 5.00%, 2/15/19	1,720	2,137,186
New Hanover County, NC, 5.00%, 12/1/18	430	536,752
North Carolina, 5.00%, 4/1/16	1,000	1,168,910
North Carolina, 5.00%, 5/1/21	3,860	4,911,580
Northside, TX, Independent School District, 3.00%, 8/1/15	265	285,750
Ocean County, NJ, 3.00%, 9/1/14	775	810,294
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,372,142
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,367,763
Ohio, 4.00%, 9/1/15	935	1,040,861
Ohio, 5.00%, 9/15/15	1,000	1,146,640
Ohio, 5.00%, 3/15/24	1,000	1,086,800
Oklahoma County, OK, Independent School District No. 12 Edmond, 0.50%, 3/1/13	1,975	1,978,377
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,597,700
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,820,470
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	513,491
Oyster Bay, NY, 2.00%, 3/1/15	3,070	3,186,445
Pennsylvania, 5.00%, 2/15/17	2,500	2,986,875
Pennsylvania, 5.00%, 6/1/18	2,000	2,445,940
Pennsylvania, 5.00%, 2/15/19	2,000	2,473,500
Pennsylvania, 5.00%, 6/1/19	15,000	18,608,850
Pharr-San Juan-Alamo, TX, Independent School District, 3.00%, 2/1/15	2,020	2,159,784
Pima County, AZ, 4.00%, 7/1/18	2,400	2,762,952
Ramsey, NJ, School District, 2.00%, 1/15/16	1,850	1,918,062
Richardson, TX, Independent School District, 3.00%, 2/15/13	1,500	1,533,450
Roseville, MN, Independent School District No. 623, 2.00%, 2/1/13	1,325	1,341,271
Salt Lake City, UT, 4.00%, 6/15/19	1,550	1,837,603
San Antonio, TX, 4.00%, 8/1/15	800	888,656
Shelby County, TN, 4.75%, 3/1/18	4,205	5,056,765
Spring Branch, TX, Independent School District, 5.00%, 2/1/18	1,875	2,276,981
St. Louis County, MO, School District C-2 Parkway, 2.50%, 3/1/15	2,045	2,164,489
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	645	817,544
St. Mary’s County, MD, 3.00%, 7/15/13	935	967,192
St. Mary’s County, MD, 3.00%, 7/15/15	920	995,256
Stamford, CT, 4.00%, 12/15/20	1,615	1,893,684
Suffolk, VA, 4.00%, 8/1/18	1,000	1,165,020
Sumner County, TN, 2.00%, 6/1/15	1,000	1,045,470
Sumner County, TN, 3.00%, 6/1/16	1,000	1,092,570
Sumner County, TN, 5.00%, 6/1/16	3,000	3,517,680
Tennessee, 5.00%, 10/1/18	4,000	4,969,360

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Tomball, TX, Independent School District, 4.00%, 2/15/20	$50	$55,093
Tomball, TX, Independent School District, 5.00%, 2/15/13	300	311,385
Tyler, TX, Independent School District, 4.00%, 2/15/14	130	138,498
United Independent School District, TX, 5.00%, 8/15/15	1,755	2,009,896
United Independent School District, TX, 5.00%, 8/15/20	1,760	2,209,222
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,180	1,490,541
Utah, 5.00%, 7/1/19	8,495	10,669,635
Virginia, 5.00%, 6/1/21	1,000	1,280,510
Virginia Beach, 5.00%, 3/15/19	1,540	1,914,359
Virginia Beach, 5.00%, 7/15/19	1,000	1,250,660
Wake County, NC, 4.00%, 2/1/17	2,500	2,877,750
Wake County, NC, 5.00%, 3/1/14	1,880	2,041,624
Washington, 5.00%, 7/1/18	15,000	18,334,650
Washington, 5.00%, 2/1/20	5,845	7,246,105
Wylie, TX, Independent School District, 4.00%, 8/15/20	1,655	1,944,277

		$436,091,062

Hospital — 4.2%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/14	$1,895	$2,050,125
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	1,435	1,594,701
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 4.00%, 8/15/18	300	343,389
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,210	1,342,447
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,652,766
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	2,445	2,760,014
Illinois Finance Authority Revenue, (Ascenison Health), 5.00%, 11/15/22(1)	1,000	1,202,670
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,768,600
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,356,680
Indiana Finance Authority Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,416,825
New York State Dormitory Authority Revenues, (Kettering Cancer Center), 4.00%, 7/1/15	225	248,980
New York State Dormitory Authority Revenues, (Kettering Cancer Center), 4.00%, 7/1/16	225	253,921
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	943,382
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	694,703
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18(1)	1,190	1,370,761
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15(1)	330	336,108
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/17(1)	135	141,433
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18(1)	365	379,987
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/19(1)	730	749,951
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,942,877
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/16	2,000	2,281,660

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	$1,440	$1,673,266
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,571,548
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,283,291

		$44,360,085

Industrial Development Revenue — 0.2%
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	$2,000	$2,191,480

		$2,191,480

Insured-Education — 0.2%
Collier County, FL, School Board, (AGM), 5.00%, 2/15/22	$1,525	$1,721,832

		$1,721,832

Insured-Escrowed/Prerefunded — 3.1%
Akron-Summit County, OH, Public Library, (FGIC), (NPFG), Prerefunded to 12/1/12, 5.00%, 12/1/19	$1,000	$1,028,110
Anchorage, AK, (NPFG), Prerefunded to 3/1/15, 5.00%, 3/1/19	250	282,185
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,559,040
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	5,515	6,508,913
King County, WA, School District No. 405 Bellevue, (FGIC), (NPFG), Prerefunded to 12/1/12, 5.00%, 12/1/17	1,000	1,028,170
Los Angeles, CA, Unified School District, (AGM), Prerefunded to 7/1/13, 5.00%, 7/1/23	2,050	2,163,262
Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	7,600	7,857,944
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	375	417,874
Massachusetts Water Resources Authority, (NPFG), Escrowed to Maturity, 6.25%, 12/1/12	1,000	1,035,330
Massachusetts, Special Obligation, (FGIC), Prerefunded to 6/1/12, 5.375%, 6/1/19	1,130	1,135,029
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), Prerefunded to 6/15/15, 5.00%, 6/15/18	2,175	2,481,675
New Jersey Transportation Trust Fund Authority, (Transportation System), (NPFG), Prerefunded to 6/15/15, 5.25%, 6/15/21	3,755	4,313,519
Oregon Department of Administrative Services, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/17	1,235	1,350,497
Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	35	36,942
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	290	306,023

		$32,504,513

Insured-General Obligations — 3.1%
Bexar County, TX, (AGM), 4.00%, 6/15/13	$60	$62,503
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,617,700
Frisco, TX, (FGIC), (NPFG), 5.00%, 2/15/22	1,000	1,133,420
Frisco, TX, (FGIC), (NPFG), 5.00%, 2/15/23	1,585	1,796,471
Governor Mifflin, PA, School District, (AGM), 5.00%, 3/15/17	310	359,755
Henderson, NV, (FGIC), (NPFG), 5.00%, 6/1/22	700	765,275
Illinois, (AGM), 5.00%, 1/1/17	15,000	16,857,150
Las Vegas Valley, NV, Water District, (FGIC), (NPFG), 5.00%, 6/1/19	5,000	5,557,500
Washington, (XLCA), 0.00%, 12/1/16	200	189,166

		$32,338,940

Insured-Hospital — 0.1%
Carbon County, PA, Hospital Authority, (AGM), 3.00%, 11/15/15	$1,000	$1,052,930
Carbon County, PA, Hospital Authority, (AGM), 4.00%, 11/15/17	535	592,935

		$1,645,865

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 0.7%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$7,308,145

		$7,308,145

Insured-Other Revenue — 0.0%(2)
Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGM), Prerefunded to 6/1/13, 5.00%, 6/1/43	$5	$5,250

		$5,250

Insured-Special Tax Revenue — 0.6%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,300	$2,488,025
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.75%, 1/1/32	1,000	1,090,070
Utah Transit Authority, Sales Tax Revenue, (AGM), Prerefunded to 12/15/15, 5.00%, 6/15/18	2,000	2,321,420

		$5,899,515

Insured-Transportation — 0.4%
Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	$1,865	$2,106,499
Montana Department of Transportation, (NPFG), 5.00%, 6/1/15	1,880	2,126,806

		$4,233,305

Insured-Water and Sewer — 0.2%
Albuquerque Bernalillo County, NM, Water Utility Authority, (AMBAC), 5.00%, 7/1/16	$2,000	$2,271,460

		$2,271,460

Lease Revenue/Certificates of Participation — 2.1%
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	$2,395	$2,875,700
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	2,420	2,952,981
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	660	809,794
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/21	2,155	2,660,434
Orange County, FL, School Board, 5.00%, 8/1/13(1)	500	528,430
Orange County, FL, School Board, 5.00%, 8/1/14(1)	3,320	3,646,422
Orange County, FL, School Board, 5.00%, 8/1/15(1)	5,000	5,641,700
Orange County, FL, School Board, 5.00%, 8/1/17(1)	540	625,871
Orange County, FL, School Board, 5.00%, 8/1/18(1)	675	791,843
Orange County, FL, School Board, 5.00%, 8/1/19(1)	750	889,432
Virginia Resources Authority Infrastructure Revenue, (Pooled Funding Program), 4.00%, 11/1/19	1,000	1,185,970

		$22,608,577

Other Revenue — 1.6%
Illinois Educational Facilities Authority, (University of Chicago), 1.875%, to 2/12/15 (Put Date), 7/1/36	$3,625	$3,680,680
New York City, NY, Trust For Cultural Resources, 4.00%, 8/1/17(1)	5,000	5,755,950
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	550	605,671
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,239,037
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/20	4,590	5,786,659

		$17,067,997

Special Tax Revenue — 4.9%
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	$1,045	$1,164,120
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/17	1,000	1,125,930
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,974,076
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,627,108
New York State Dormitory Authority Revenue, 5.00%, 8/15/19	8,500	10,549,350
New York State Urban Development Corp., 5.00%, 3/15/19	1,075	1,320,283

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
New York, NY, Transitional Finance Authority, 1.50%, 11/1/12	$14,940	$15,040,247
New York, NY, Transitional Finance Authority, 5.00%, 11/1/18	5,000	6,145,800
New York, NY, Transitional Finance Authority, 5.00%, 11/1/19	6,530	8,115,158
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,120	1,394,915
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	172,056
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,409,261

		$51,038,304

Transportation — 2.1%
Kansas Department of Transportation, 4.00%, 9/1/15	$1,000	$1,113,810
Kansas Department of Transportation, 5.00%, 9/1/15	1,500	1,720,230
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,479,387
Maryland Department of Transportation, 5.25%, 12/15/17	1,900	2,353,739
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,365,067
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,550	1,723,135
Ohio, Major New State Infrastructure Project, 5.50%, 6/15/14	405	448,193
Virginia Commonwealth Transportation Board, 5.00%, 9/15/21	9,325	11,718,168

		$21,921,729

Water and Sewer — 1.9%
Alabama Drinking Water Finance Authority, 3.00%, 8/15/13	$1,000	$1,032,450
Alabama Drinking Water Finance Authority, 3.00%, 8/15/14	3,135	3,302,064
Alabama Drinking Water Finance Authority, 4.00%, 8/15/16	2,880	3,209,904
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	350	398,703
Joliet, IL, Waterworks and Sewage Revenue, 4.00%, 1/1/15	685	731,032
Joliet, IL, Waterworks and Sewage Revenue, 5.00%, 1/1/16	825	921,591
Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/12	1,010	1,034,876
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/21	2,500	3,239,700
Metropolitan, MO, Saint Louis Sewer District, 5.00%, 5/1/15	1,295	1,468,258
Montgomery, AL, Water Works & Sanitary Sewer Board, 4.00%, 3/1/18(1)	1,000	1,149,680
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,281,385
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	275	339,479
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,811,670

		$19,920,792

Total Tax-Exempt Municipal Securities — 81.3% (identified cost $827,553,954)		$853,909,916

Taxable Municipal Securities — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value
Education — 0.0%(2)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$255,431

Total Taxable Municipal Securities — 0.0%(2) (identified cost $225,000)		$255,431

	N(000.000.000	N(000.000.000
Short-Term Investments — 4.2%

Security	Principal Amount (000’s omitted)	Value
Short-Term Investments — Tax Exempt — 4.2%
Metropolitan Government of Nashville and Davidson County, TN, 2.00%, 7/1/12	$2,885	$2,893,972
Sharon, MA, 2.00%, 6/15/12	644	645,456
Texas, 2.50%, 8/30/12	40,000	40,311,600

		$43,851,028

Total Short-Term Investments — 4.2% (identified cost $43,840,217)		$43,851,028

Total Investments — 85.5% (identified cost $871,619,171)		$898,016,375

Other Assets, Less Liabilities — 14.5%		$152,564,601

Net Assets — 100.0%		$1,050,580,976

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At April 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

N(000.000.000
Texas	10.0%
Others, representing less than 10% individually	75.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2012, 9.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.05% to 5.2% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at April 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$871,610,345

Gross unrealized appreciation	$26,639,474
Gross unrealized depreciation	(233,444)

Net unrealized appreciation	$26,406,030

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$853,909,916	$—	$853,909,916
Taxable Municipal Securities	—	255,431	—	255,431
Short-Term Investments Tax-Exempt	—	43,851,028	—	43,851,028
Total	$—	$898,016,375	$—	$898,016,375

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 83.7%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.7%
New Hampshire Municipal Bond Bank, 5.00%, 1/15/21	$1,330	$1,648,721

		$1,648,721

Education — 3.6%
Fulton County, GA, Development Authority (Georgia Technology Foundation), 5.00%, 11/1/26	$600	$702,354
Illinois Finance Authority, (University of Chicago), 5.00%, 10/1/30	1,250	1,448,787
Illinois Finance Authority, (University of Chicago), 5.00%, 10/1/31	1,350	1,561,099
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	609,185
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	1,445	1,716,429
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/28	1,000	1,190,460
Virginia College Building Authority, (Public Higher Education Financing), 5.00%, 9/1/20	1,455	1,826,040

		$9,054,354

Electric Utilities — 4.8%
California Department of Water Resource, Power Supply Revenue, 5.00%, 5/1/20	$1,000	$1,247,800
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	5,000	6,185,250
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	1,095	1,307,463
New York Power Authority, 5.00%, 11/15/28	650	771,699
New York Power Authority, 5.00%, 11/15/29	500	589,985
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	2,052,372

		$12,154,569

Escrowed/Prerefunded — 0.6%
Tobacco Settlement Financing Corp., NY, Prerefunded to 6/1/12, 5.50%, 6/1/18	$1,640	$1,647,150

		$1,647,150

General Obligations — 41.5%
Acalanes, CA, Union High School District, 4.00%, 8/1/21(1)	$1,055	$1,241,461
Acalanes, CA, Union High School District, 4.00%, 8/1/23(1)	2,000	2,291,800
Alexandria, VA, 4.00%, 6/15/22	5,000	5,978,150
Bernards, NJ, Township School District, 3.00%, 7/15/27(1)	1,455	1,474,817
Bloomfield, CT, 4.00%, 10/15/20	240	281,398
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/19	390	431,968
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/20	405	446,719
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/21	415	458,629
Brookline, MA, 4.00%, 5/15/21	1,200	1,435,404
Cambridge, MA, 5.00%, 1/1/19	3,430	4,266,680
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,202,360
Connecticut, 5.00%, 12/1/20	50	58,539
Coronado, CA, Unified School District, 5.00%, 8/1/26	990	1,189,653
Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/18	100	90,901
Fairfax County, VA, 4.00%, 4/1/27	1,400	1,528,226
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	1,000	1,193,360
Foothill-De Anza, CA, Community College District, 4.00%, 8/1/19(1)	450	530,383
Georgia, 4.00%, 11/1/22	3,000	3,539,940
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,536,539
Groton, CT, 4.00%, 7/15/19	100	118,376

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Hamilton County, TN, 5.00%, 1/1/18	$500	$610,425
Hempfield, PA, School District, 5.00%, 10/15/27(1)	2,000	2,296,080
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,215,890
Houston, TX, Community College System, 5.25%, 2/15/27	1,000	1,199,550
Howard County, MD, 4.00%, 2/15/22	100	113,408
Howard County, MD, 5.00%, 8/15/19	2,000	2,517,600
King County, WA, 5.00%, 1/1/23	1,000	1,243,150
Lake County, IL, Community Consolidated School District No. 50, 5.25%, 1/1/23	1,000	1,200,600
Lake County, IL, Community Consolidated School District No. 50, 5.50%, 1/1/24	500	602,615
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	1,600	1,803,984
Louisiana, 5.00%, 8/1/23	4,000	4,976,320
Lynchburg, VA, 3.00%, 12/1/16	750	825,037
Maricopa County, AZ, Community College District, 4.00%, 7/1/21	1,925	2,253,963
Mecklenburg County, NC, 5.00%, 3/1/19	50	62,404
Minnesota, 5.00%, 10/1/22	1,000	1,266,200
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/29	1,000	1,169,740
Nashua, NH, 5.00%, 3/15/22	2,230	2,834,754
Nevada, (Capital Improvement, Cultural Affairs and Refunding), 5.00%, 8/1/25	1,000	1,158,050
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	137,999
New Canaan, CT, 4.00%, 4/1/24	445	499,477
New York, 5.00%, 2/15/20	1,285	1,602,331
North Carolina, 5.00%, 6/1/18	1,000	1,234,340
North Kansas City, MO, School District No. 74, (Direct Deposit Program), 4.00%, 3/1/25	2,000	2,223,220
Nueces County, TX, 5.00%, 2/15/25	2,390	2,887,789
Oregon, 5.00%, 11/1/21	2,910	3,686,010
Pennsylvania, 5.00%, 6/1/18	10,000	12,229,700
Pima County, AZ, Tucson Unified School District No. 1, 5.00%, 7/1/21	1,000	1,223,890
Pima County, AZ, Tucson Unified School District No. 1, 5.00%, 7/1/22	1,000	1,223,230
Richardson, TX, 5.00%, 2/15/20	50	62,227
Rogue, OR, Community College District, (Jackson County Service Area), 3.00%, 6/15/24	1,255	1,324,853
San Diego, CA, Community College District, 5.00%, 8/1/28	5,000	5,898,550
Sharyland, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	1,785	2,064,245
St Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	1,000	1,267,510
Tamalpais, CA, Union High School District, 5.00%, 8/1/24	1,225	1,505,170
Tamalpais, CA, Union High School District, 5.00%, 8/1/25	1,000	1,216,210
Tennessee, 5.00%, 10/1/25	1,000	1,232,430
Texas Transportation Commission, Mobility Fund, 5.00%, 4/1/30	2,045	2,385,227
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,000	1,263,170
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	23,592
Vermont, 5.00%, 8/15/23	1,285	1,610,979

		$105,447,222

Hospital — 4.8%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/26	$1,000	$1,145,700
Illinois Finance Authority, (Ascension Health Credit Group), 5.00%, 11/15/27(1)	2,000	2,280,740
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,198,040
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	1,500	1,741,485
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/26(1)	5,000	5,807,000

		$12,172,965

Industrial Development Revenue — 0.4%
Pigeon Forge, TN, Industrial Development Board, 5.00%, 6/1/26	$950	$1,100,347

		$1,100,347

2

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 3.0%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,559,040
New Haven, CT, (NPFG), Prerefunded to 11/1/12, 5.00%, 11/1/18	1,385	1,431,439
Pennsylvania, (NPFG), Prerefunded to 1/1/13, 5.00%, 1/1/20	3,595	3,710,256

		$7,700,735

Insured-General Obligations — 0.5%
Cincinnati, OH, City School District, (AGM), Prerefunded to 12/1/12, 5.00%, 6/1/14	$1,200	$1,233,612

		$1,233,612

Insured-Special Tax Revenue — 3.4%
Massachusetts School Building Authority, (AGM), 5.00%, 8/15/30	$6,050	$6,697,653
Southeast Wisconsin Professional Baseball Park District, (NPFG), 5.50%, 12/15/21	1,500	1,924,230

		$8,621,883

Insured-Water and Sewer — 1.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,575,200

		$2,575,200

Lease Revenue/Certificates of Participation — 2.3%
Colorado, Building Excellent Schools Today, 5.00%, 3/15/21	$1,870	$2,291,872
Orange County, FL, School Board, 5.00%, 8/1/17(1)	500	579,510
Orange County, FL, School Board, 5.00%, 8/1/18(1)	500	586,550
Seminole County, FL, School Board, 5.00%, 7/1/22	1,000	1,202,320
South Dakota Building Authority, 5.00%, 9/1/20	1,065	1,282,675

		$5,942,927

Other Revenue — 1.3%
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/23	$1,000	$1,226,850
Midpeninsula Regional Open Space District, CA, 5.00%, 9/1/26	1,205	1,425,419
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/27	500	599,140

		$3,251,409

Special Tax Revenue — 2.9%
Collier County, FL, Special Obligation, 5.00%, 10/1/20	$1,465	$1,794,435
Durham, NC, Capital Financing Corp., 5.00%, 6/1/23	2,645	3,219,626
Illinois, Sales Tax Revenue, 5.00%, 6/15/29	1,000	1,115,850
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/23	1,000	1,218,520

		$7,348,431

Transportation — 1.9%
Arizona Transportation Board, Highway Revenue, 5.25%, 7/1/26	$2,000	$2,411,720
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,392,124

		$4,803,844

Utilities — 0.0%(2)
Foley, AL, Utilities Board, 4.00%, 11/1/16	$75	$85,024

		$85,024

Water and Sewer — 11.0%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/20	$1,500	$1,884,360
Columbus, GA, Water & Sewer Revenue, 5.00%, 5/1/25	1,000	1,204,820
East Richland County, SC, Public Service District, Sewer System Revenue, 4.00%, 1/1/22	1,645	1,888,476

3

Security	Principal Amount (000’s omitted)	Value
Fairfax County, VA, Water Authority, 5.00%, 4/1/24	$1,000	$1,261,510
Fairfax County, VA, Water Authority, 5.00%, 4/1/25	2,065	2,573,135
Fairfax County, VA, Water Authority, 5.00%, 4/1/26	2,000	2,465,080
Henrico County, VA, Water and Sewer System Revenue, 5.00%, 5/1/19	1,050	1,308,363
Lafayette, CO, Water Revenue, 5.00%, 12/1/24	1,080	1,311,736
Lafayette, CO, Water Revenue, 5.00%, 12/1/27	665	787,606
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	1,070	1,264,858
Louisville and Jefferson County, KY, Waterworks and Water System Revenue, 4.00%, 11/15/21	75	86,581
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,000	1,179,530
Michigan Finance Authority, (Revolving Fund - Drinking Water), 5.00%, 10/1/19(1)	1,000	1,222,950
Michigan Finance Authority, (Revolving Fund - Drinking Water), 5.00%, 10/1/19(1)	4,385	5,362,636
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	58,269
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/20	1,325	1,656,396
Rogers, AR, Water Revenue, 2.00%, 11/1/19	100	103,399
Rogers, AR, Water Revenue, 2.25%, 11/1/20	200	208,238
Rogers, AR, Water Revenue, 2.75%, 11/1/23	140	147,227
Rogers, AR, Water Revenue, 3.00%, 11/1/24	270	288,373
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,811,670

		$28,075,213

Total Tax-Exempt Investments — 83.7% (identified cost $206,523,627)		$212,863,606

Other Assets, Less Liabilities — 16.3%		$41,312,600

Net Assets — 100.0%		$254,176,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At April 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2012, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 4.9% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

4

The Fund did not have any open financial instruments at April 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$206,523,602

Gross unrealized appreciation	$6,461,234
Gross unrealized depreciation	(121,230)

Net unrealized appreciation	$6,340,004

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$212,863,606	$—	$212,863,606
Total Investments	$—	$212,863,606	$—	$212,863,606

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 85.5%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	$1,000	$1,227,050
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	50	58,695

		$1,285,745

Education — 15.9%
Fulton County, GA, Development Authority (Georgia Technology Foundation), 5.00%, 11/1/26	$500	$585,295
Illinois Finance Authority, (University of Chicago), 5.00%, 10/1/31	750	867,277
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/31	1,000	1,183,280
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/29	250	288,500
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/30	1,000	1,153,070
University of California, 5.125%, 5/15/29	80	91,910
University of Virginia, 5.00%, 9/1/27	150	181,577
Virginia College Building Authority, (Public Higher Education Financing), 5.00%, 9/1/27	625	743,363
Washington State University, 5.00%, 4/1/32	15	16,708

		$5,110,980

General Obligations — 23.3%
Beaumont, TX, Independent School District, 5.00%, 2/15/28	$100	$117,419
Bernards, NJ, Township School District, 3.00%, 7/15/28(1)	1,000	1,001,280
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/24	460	497,688
Dallas, TX, Independent School District, 6.25%, 2/15/24	85	105,872
Delaware, 5.00%, 7/1/28	250	296,830
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	625	745,850
Lake County, IL, Community Consolidated School District No. 50, 5.75%, 1/1/31	100	113,926
Las Vegas Valley Water District, NV, 5.00%, 6/1/22	75	86,360
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	400	450,996
Loudoun County, VA, 5.00%, 12/1/22	50	62,194
Nevada, (Capital Improvement, Cultural Affairs and Refunding), 5.00%, 8/1/25	450	521,122
New York, 5.00%, 2/15/28	100	116,824
New York, 5.25%, 2/15/24	105	127,835
North Carolina, 5.00%, 5/1/21	50	63,622
Phoenix, AZ, 4.50%, 7/1/24	200	213,622
San Diego, CA, Community College District, 5.00%, 8/1/26	1,340	1,610,238
Temple, TX, Independent School District, 4.00%, 2/1/22	100	115,255
Tennessee, 5.00%, 10/1/25	200	246,486
Texas Transportation Commission, Mobility Fund, 5.00%, 4/1/30	850	991,414

		$7,484,833

Hospital — 3.7%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	$500	$568,040
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	40	43,417
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	500	580,495

		$1,191,952

Insured-Special Tax Revenue — 1.9%
Massachusetts School Building Authority, (AGM), 5.00%, 8/15/30	$540	$597,807

		$597,807

Lease Revenue/Certificates of Participation — 0.4%
Palm Beach County, FL, School Board, 5.00%, 8/1/22	$100	$117,846

		$117,846

Other Revenue — 5.6%
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/25	$1,000	$1,204,130
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/32	500	580,345

		$1,784,475

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 12.4%
Durham Capital Financing Corp., NC, 5.00%, 6/1/23	$500	$608,625
Durham Capital Financing Corp., NC, 5.00%, 6/1/24	500	601,425
Harris County, TX, Flood Control District, 5.00%, 10/1/27	1,130	1,326,213
Illinois, Sales Tax Revenue, 5.00%, 6/15/29	450	502,133
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 12/15/24	800	927,088

		$3,965,484

Transportation — 9.2%
Arizona Transportation Board, Highway Revenue, 5.25%, 7/1/26	$1,000	$1,205,860
Chicago Transit Authority, IL, 5.25%, 12/1/31	450	509,535
San Bernardino County, CA, Transportation Authority, 5.00%, 3/1/26	1,000	1,193,000
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/29	35	39,564

		$2,947,959

Water and Sewer — 9.1%
Canadian River, TX, Municipal Water Authority, (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/31	$500	$560,130
Cape Fear, NC, Public Utility Authority, Water and Sewer System, 5.00%, 8/1/28	300	349,866
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/29	100	117,711
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/28	500	581,740
Massachusetts Water Resources Authority, 5.00%, 8/1/28	850	1,002,600
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	31,164
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	50	62,010
Seattle, WA, Water System, 5.25%, 2/1/33	200	221,988

		$2,927,209

Total Tax-Exempt Investments — 85.5% (identified cost $26,449,127)		$27,414,290

Other Assets, Less Liabilities — 14.5%		$4,660,756

Net Assets — 100.0%		$32,075,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

PSF	-	Permanent School Fund

At April 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

N(000.000.000
New York	12.4%
Texas	11.6%
California	10.8%
Others, representing less than 10% individually	50.7%

(1)	When-issued security.

The Fund did not have any open financial instruments at April 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,449,127

Gross unrealized appreciation	$992,761
Gross unrealized depreciation	(27,598)

Net unrealized appreciation	$965,163

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$27,414,290	$—	$27,414,290
Total Investments	$—	$27,414,290	$—	$27,414,290

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson

President

Date:	June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson

President

Date:	June 25, 2012

By:	/s/ Barbara E. Campbell

Barbara E. Campbell

Treasurer

Date:	June 25, 2012